Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Investment securities held-to-maturity, fair value	$ 71,199	$ 0
Common Stock, Par Value	$ 1.00	$ 1.00	$ 1.00
Common Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Common Stock, Shares, Issued	4,235,237	4,233,297	4,226,717
Common Stock, Shares, Outstanding	4,235,237	4,233,297